Document And Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	Other
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011
Entity Registrant Name	FundCore Institutional Income Trust Inc.
Entity Central Index Key	0001492459
Entity Filer Category	Non-accelerated Filer